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Brown Advisory Small-Cap Fundamental Value Fund
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BROWN ADVISORY FUNDS

Brown Advisory Small-Cap Fundamental Value Fund

(the “Fund”)

Institutional Shares (BAUUX)

Investor Shares (BIAUX)

Advisor Shares (BAUAX)

Supplement dated May 7, 2015

to the Prospectus and Summary Prospectus dated October 31, 2014

This supplement serves as notification of the following changes:

At a recent meeting of the Board of Trustees (“Board”) of Brown Advisory Funds, the Board approved certain changes relating to the Fund, as described below:

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1.           Change in Market Capitalization Range for the Fund

Based on market conditions, Brown Advisory LLC, the investment adviser to the Fund, has modified the market capitalization range of portfolio companies in which the Fund may invest to those companies with a market capitalization generally less than $6 billion at the time of purchase.

Accordingly, the third sentence in the first paragraph in the section entitled “Principal Investment Strategies” of the summary prospectus and the third sentence in the first paragraph in the  section entitled “Summary Section – Principal Investment Strategies” in the prospectus is amended and restated as follows:

Small companies, according to the Adviser, are companies whose market capitalizations are generally less than $6 billion at the time of purchase.

If you have any questions, please call the Fund at 1-800-540-6807 (toll free) or 414-203-9064.

Investors should retain this supplement for future reference